Commitments and Contingencies (Details)	12 Months Ended	23 Months Ended
	Dec. 31, 2023 USD ($)	Aug. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Nov. 09, 2023	Dec. 31, 2022 USD ($)	Oct. 31, 2021	Feb. 28, 2018
Commitments and Contingencies (Details) [Line Items]
Term of lease				3 years		2 years	5 years
Renewal extension period						3 years
Paid upfront fee	$ 1,000,000	$ 1,000,000
United states			$ 1,000,000
Amounts accrued	0		0		$ 0
Milestone payment, after regulatory approval			500,000
Accumulated amortization			100,000
Aggregate lease liability			500,000
Operating lease liability			154,000		$ 379,000
Current operating lease liability			$ 348,000
Weighted-average remaining lease term			2 years 9 months 18 days
Weighted-average discount rate			22.40%
NKMAX [Member]
Commitments and Contingencies (Details) [Line Items]
Other countries	4
NKMAX [Member] | Country D [Member]
Commitments and Contingencies (Details) [Line Items]
United states	$ 1,000,000		$ 1,000,000
NKMAX [Member] | UNITED STATES
Commitments and Contingencies (Details) [Line Items]
United states	5,000,000		5,000,000
NKMAX [Member] | European Union [Member]
Commitments and Contingencies (Details) [Line Items]
United states	4,000,000		$ 4,000,000
NKMAX [Member] | Country B [Member]
Commitments and Contingencies (Details) [Line Items]
United states	1,000,000
NKMAX [Member] | Country A [Member]
Commitments and Contingencies (Details) [Line Items]
United states	1,000,000
NKMAX [Member] | Country C [Member]
Commitments and Contingencies (Details) [Line Items]
United states	$ 1,000,000